February 23, 2024

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Macquarie ETF Trust Post-Effective Amendment No. 1 (File No. 333-273398) and Amendment No. 4 (File No. 811-23890) to Registration Statement on Form N-1A

Ladies and Gentlemen:

Our client, Macquarie ETF Trust (the “Trust”), is filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 1 and under the Investment Company Act of 1940, as amended, Amendment No. 4 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing one new series to the Trust: Macquarie Focused Large Growth ETF.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5598.

Sincerely,

/s/ Sean Graber
Sean Graber

Morgan, Lewis & Bockius llp

2222 Market Street
Philadelphia, PA 19103-3007	+1.215.963.5000
United States	+1.215.963.5001